Taxes on Income (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 USD ($)
Taxes on Income (Textual)
Carryforwards losses and other temporary differences amount | ₪	₪ 206,536
USD [Member]
Taxes on Income (Textual)
Carryforwards losses and other temporary differences amount | $				$ (59,761)
Israeli [Member]
Taxes on Income (Textual)
Corporate tax rate	23.00%	23.00%	24.00%